Recovery and settlement of on-balance sheet assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2020
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Recovery and settlement of on-balance sheet assets and liabilities
The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

(Millions of Canadian dollars)	As at
	October 31, 2020			October 31, 2019
	Within one year	After one year	Total	Within one year	After one year	Total
Assets
Cash and due from banks (1)	$117,375	$1,513	$118,888	$ 24,822	$1,488	$26,310
Interest-bearing deposits with banks	39,013	–	39,013	38,345	–	38,345
Securities
Trading (2)	126,309	9,762	136,071	137,772	8,762	146,534
Investment, net of applicable allowance	34,728	105,015	139,743	17,283	85,187	102,470
Assets purchased under reverse repurchase agreements and securities borrowed	313,013	2	313,015	306,828	133	306,961
Loans
Retail	97,223	360,753	457,976	108,382	317,704	426,086
Wholesale	51,296	157,359	208,655	48,737	147,133	195,870
Allowance for loan losses			(5,639)			(3,100)
Segregated fund net assets	–	1,922	1,922	–	1,663	1,663
Other
Customers’ liability under acceptances	18,507	–	18,507	18,062	–	18,062
Derivatives (2)	110,217	3,271	113,488	99,792	1,768	101,560
Premises and equipment	–	7,934	7,934	–	3,191	3,191
Goodwill	–	11,302	11,302	–	11,236	11,236
Other intangibles	–	4,752	4,752	–	4,674	4,674
Other assets	46,953	11,968	58,921	38,775	10,298	49,073
	$954,634	$675,553	$1,624,548	$ 838,798	$593,237	$1,428,935
Liabilities
Deposits (3)	$852,734	$159,151	$1,011,885	$ 719,933	$166,072	$886,005
Segregated fund net liabilities	–	1,922	1,922	–	1,663	1,663
Other
Acceptances	18,618	–	18,618	18,091	–	18,091
Obligations related to securities sold short	26,754	2,531	29,285	32,668	2,401	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	269,260	4,971	274,231	226,582	4	226,586
Derivatives (2)	108,407	1,520	109,927	97,415	1,128	98,543
Insurance claims and policy benefit liabilities	1,798	10,417	12,215	1,726	9,675	11,401
Other liabilities	48,844	20,987	69,831	41,612	16,525	58,137
Subordinated debentures	–	9,867	9,867	1,999	7,816	9,815
	$1,326,415	$211,366	$1,537,781	$ 1,140,026	$205,284	$1,345,310

(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank.
(2)	Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities.
Non-trading
derivatives are presented according to the recovery or settlement of the hedging transaction.
(3)	Demand deposits of $511 billion (October 31, 2019 – $405 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.